Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.9%
Aerospace & Defense – 2.2%
Airbus SE*	73,380	$9,633,175
L3Harris Technologies Inc	42,080	9,267,699
		18,900,874
Air Freight & Logistics – 1.2%
United Parcel Service Inc	56,865	10,355,117
Airlines – 0.7%
Ryanair Holdings PLC (ADR)*	52,677	5,797,631
Auto Components – 0.9%
Aptiv PLC*	54,741	8,154,767
Banks – 4.7%
BNP Paribas SA	121,839	7,803,427
Citigroup Inc	144,094	10,112,517
HDFC Bank Ltd	223,985	4,802,241
JPMorgan Chase & Co	115,490	18,904,558
		41,622,743
Beverages – 3.2%
Constellation Brands Inc	69,855	14,717,750
Pernod Ricard SA	61,293	13,402,230
		28,119,980
Biotechnology – 2.4%
AbbVie Inc	73,471	7,925,317
Ascendis Pharma A/S (ADR)*	16,620	2,649,062
Global Blood Therapeutics Inc*	29,261	745,570
Neurocrine Biosciences Inc*	32,742	3,140,285
Sarepta Therapeutics Inc*	27,478	2,541,165
Vertex Pharmaceuticals Inc*	23,380	4,240,898
		21,242,297
Building Products – 1.9%
Assa Abloy AB	283,877	8,234,178
Daikin Industries Ltd	40,400	8,690,753
		16,924,931
Capital Markets – 3.4%
Apollo Global Management Inc	117,614	7,243,846
Blackstone Group Inc	76,725	8,926,187
London Stock Exchange Group PLC	45,316	4,526,738
Morgan Stanley	97,852	9,521,978
		30,218,749
Chemicals – 1.8%
Air Products & Chemicals Inc	26,273	6,728,778
Sherwin-Williams Co	33,725	9,433,894
		16,162,672
Consumer Finance – 2.0%
Nexi SpA (144A)*	359,268	6,701,896
OneMain Holdings Inc	80,805	4,470,941
Synchrony Financial	128,135	6,263,239
		17,436,076
Diversified Financial Services – 0%
Jackson Financial Inc*	5,706	148,356
Electric Utilities – 0.2%
NextEra Energy Inc	27,933	2,193,299
Electronic Equipment, Instruments & Components – 1.7%
Hexagon AB - Class B	958,632	14,776,339
Entertainment – 3.3%
Liberty Media Corp-Liberty Formula One*	178,241	9,163,370
Netflix Inc*	22,694	13,851,056
Sea Ltd (ADR)*	19,686	6,274,519
		29,288,945
Health Care Equipment & Supplies – 3.0%
Abbott Laboratories	58,471	6,907,179
Boston Scientific Corp*	179,240	7,777,224
Dentsply Sirona Inc	58,259	3,381,935
DexCom Inc*	6,313	3,452,327
Edwards Lifesciences Corp*	41,246	4,669,460
		26,188,125
Health Care Providers & Services – 1.1%
Centene Corp*	61,999	3,863,158
Humana Inc	14,168	5,513,477
		9,376,635

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure – 2.7%
GVC Holdings PLC*	417,037	$11,936,312
McDonald's Corp	34,644	8,353,015
Sands China Ltd*	1,774,400	3,636,483
		23,925,810
Household Durables – 0.5%
Roku Inc*	14,882	4,663,275
Independent Power and Renewable Electricity Producers – 1.5%
NRG Energy Inc	203,675	8,316,050
Vistra Energy Corp	268,171	4,585,724
		12,901,774
Industrial Conglomerates – 0.9%
Honeywell International Inc	39,039	8,287,199
Information Technology Services – 4.7%
Fidelity National Information Services Inc	61,410	7,472,369
Mastercard Inc	44,840	15,589,971
Visa Inc	66,598	14,834,704
Wix.com Ltd*	15,147	2,968,358
		40,865,402
Insurance – 3.8%
AIA Group Ltd	760,800	8,760,240
Aon PLC - Class A	24,125	6,894,201
Beazley PLC*	685,562	3,474,114
Intact Financial Corp	30,608	4,047,874
Progressive Corp	59,760	5,401,706
Prudential PLC	228,245	4,430,187
		33,008,322
Interactive Media & Services – 6.1%
Alphabet Inc - Class C*	10,903	29,059,875
Facebook Inc*	42,430	14,400,318
Snap Inc*	81,613	6,028,752
Tencent Holdings Ltd	71,600	4,198,345
		53,687,290
Internet & Direct Marketing Retail – 6.2%
Amazon.com Inc*	8,636	28,369,605
Booking Holdings Inc*	3,925	9,317,440
DoorDash Inc - Class A*	22,207	4,574,198
Meituan Dianping (144A)*	91,000	2,841,721
MercadoLibre Inc*	5,801	9,742,199
		54,845,163
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	13,180	7,530,129
Machinery – 1.4%
Parker-Hannifin Corp	28,933	8,090,245
Sany Heavy Industry Co Ltd	1,050,448	4,146,578
		12,236,823
Metals & Mining – 1.8%
Freeport-McMoRan Inc	126,931	4,129,065
Rio Tinto PLC	77,525	5,117,919
Teck Resources Ltd	281,719	7,014,056
		16,261,040
Multi-Utilities – 0.4%
RWE AG	92,444	3,267,593
Oil, Gas & Consumable Fuels – 4.1%
Canadian Natural Resources Ltd	240,127	8,781,018
Cheniere Energy Inc*	24,396	2,382,757
ConocoPhillips	137,459	9,315,596
Enterprise Products Partners LP	60,344	1,305,844
Marathon Petroleum Corp	118,689	7,336,167
Suncor Energy Inc	250,023	5,184,463
Total SE	29,307	1,404,181
		35,710,026
Personal Products – 1.4%
Unilever PLC	227,635	12,276,441
Pharmaceuticals – 5.3%
AstraZeneca PLC	97,246	11,705,186
Bristol-Myers Squibb Co	76,419	4,521,712
Catalent Inc*	51,282	6,824,096
Merck & Co Inc	115,969	8,710,432
Novartis AG	86,850	7,126,339
Roche Holding AG	20,670	7,543,774
		46,431,539
Road & Rail – 1.7%
Full Truck Alliance Co (ADR)*,#	295,341	4,527,578

Shares or Principal Amounts		Value
Common Stocks– (continued)
Road & Rail– (continued)
Uber Technologies Inc*	231,334	$10,363,763
		14,891,341
Semiconductor & Semiconductor Equipment – 8.0%
Advanced Micro Devices Inc*	49,312	5,074,205
ASML Holding NV	32,818	24,205,761
Marvell Technology Inc	89,669	5,407,937
NVIDIA Corp	61,176	12,673,220
Taiwan Semiconductor Manufacturing Co Ltd	656,000	13,528,619
Texas Instruments Inc	48,532	9,328,336
		70,218,078
Software – 8.6%
Adobe Inc*	29,259	16,844,991
Autodesk Inc*	28,495	8,125,919
Microsoft Corp	140,728	39,674,038
SS&C Technologies Holdings Inc	48,958	3,397,685
Workday Inc - Class A*	30,037	7,505,946
		75,548,579
Technology Hardware, Storage & Peripherals – 2.4%
Apple Inc	147,681	20,896,861
Textiles, Apparel & Luxury Goods – 1.7%
adidas AG	21,424	6,749,965
NIKE Inc - Class B	56,919	8,266,346
		15,016,311
Trading Companies & Distributors – 1.6%
Ferguson PLC	103,761	14,381,514
Wireless Telecommunication Services – 0.5%
T-Mobile US Inc*	34,200	4,369,392
Total Common Stocks (cost $543,505,870)		878,127,438
Preferred Stocks– 0.3%
Health Care Providers & Services – 0.3%
API Holdings Private Ltd PP*,¢,§((cost $2,356,579)	29,377	2,335,208
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $626,764)	626,701	626,764
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	2,450,860	2,450,860
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 10/1/21	$612,715	612,715
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,063,575)		3,063,575
Total Investments (total cost $549,552,788) – 100.6%		884,152,985
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(5,538,982)
Net Assets – 100%		$878,614,003

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$609,910,284	69.0%
United Kingdom	41,190,456	4.7
Netherlands	36,482,202	4.1
France	32,243,013	3.6
Canada	25,027,411	2.8
Sweden	23,010,517	2.6
Taiwan	19,803,138	2.2
China	15,714,222	1.8
Switzerland	14,670,113	1.7
Hong Kong	12,396,723	1.4
Germany	10,017,558	1.1
Argentina	9,742,199	1.1
Japan	8,690,753	1.0
India	7,137,449	0.8
Italy	6,701,896	0.8
Ireland	5,797,631	0.7
Israel	2,968,358	0.3
Denmark	2,649,062	0.3

Total	$884,152,985	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$918	$-	$-	$626,764
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	6,122∆	-	-	2,450,860
Total Affiliated Investments - 0.4%	$7,040	$-	$-	$3,077,624

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	3,707,498	50,104,992	(53,185,726)	626,764
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,691,642	49,034,332	(48,275,114)	2,450,860

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $9,543,617, which represents 1.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

#	Loaned security; a portion of the security is on loan at September 30, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended September 30, 2021 is $2,335,208, which represents 0.3% of net assets.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of September 30, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd PP	9/27/21	$2,356,579	$2,335,208	0.3%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$9,267,699	$9,633,175	$-
Banks	29,017,075	12,605,668	-
Beverages	14,717,750	13,402,230	-
Building Products	-	16,924,931	-
Capital Markets	25,692,011	4,526,738	-
Consumer Finance	10,734,180	6,701,896	-
Electronic Equipment, Instruments & Components	-	14,776,339	-
Hotels, Restaurants & Leisure	8,353,015	15,572,795	-
Insurance	16,343,781	16,664,541	-
Interactive Media & Services	49,488,945	4,198,345	-
Internet & Direct Marketing Retail	52,003,442	2,841,721	-
Machinery	8,090,245	4,146,578	-
Metals & Mining	11,143,121	5,117,919	-
Multi-Utilities	-	3,267,593	-
Oil, Gas & Consumable Fuels	34,305,845	1,404,181	-
Personal Products	-	12,276,441	-
Pharmaceuticals	20,056,240	26,375,299	-
Semiconductor & Semiconductor Equipment	32,483,698	37,734,380	-
Textiles, Apparel & Luxury Goods	8,266,346	6,749,965	-
Trading Companies & Distributors	-	14,381,514	-
All Other	318,861,796	-	-
Preferred Stocks	-	-	2,335,208
Investment Companies	-	626,764	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,063,575	-
Total Assets	$648,825,189	$232,992,588	$2,335,208

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2021.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70309 11-21